5. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities

Derivative liabilities consist of common stock warrants with an exercise price in a different currency than the Company’s functional currency and they are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2017	$273,170
Fair value of expired warrant	(56,229)
Change in fair value of derivative liabilities	(150,870)
Foreign exchange effect on derivative liability	(11,445)
Balance, December 31, 2018	54,626
Fair value of expired warrant	(210)
Change in fair value of derivative liabilities	(8,513)
Foreign exchange effect on derivative liability	2,152
Balance, December 31, 2019	$48,055

Assumptions used for derivatives

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	2019	2018	2017
Volatility	425.91	557.60%	383.07%
Expected life	.18 to 4.38 years	.04 to 3 years	.2 to 4 years
Risk-free interest rate	1.37% - 1.58%	1.86% - 1.96%	1.73% - 1.9%
Dividend yield	0.00%	0.00%	0.00%